File Number: 33-84546

                                                Filed Pursuant to Rule 497(e) of
                                                the Securities Act of 1933


                                                                 October 1, 2017


                        PIONEER HIGH YIELD VCT PORTFOLIO


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2017


PORTFOLIO SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Tracy Wright (lead portfolio manager), Senior
                       Vice President of Amundi Pioneer (portfolio
                       manager of the portfolio since 2007); Andrew
                       Feltus, Co-Director of High Yield and Senior Vice
                       President of Amundi Pioneer (portfolio manager
                       of the portfolio since 2007); and Matthew
                       Shulkin, Vice President of Amundi Pioneer
                       (portfolio manager of the portfolio since 2017)

MANAGEMENT
The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the portfolio is the responsibility of Tracy Wright (lead portfolio manager), Andrew Feltus and Matthew Shulkin. Ms. Wright, Mr. Feltus and Mr. Shulkin are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates. Ms. Wright, a Senior Vice President, joined Amundi Pioneer in 2004 as an analyst and has served as a portfolio manager of the portfolio since 2007. Mr. Feltus, Co-Director of High Yield and a Senior Vice President, joined Amundi Pioneer in 1994 and has served as a portfolio manager of the portfolio since 2007. Mr. Shulkin, a Vice President, joined Amundi Pioneer in 2013 as a member of the U.S. fixed income team and has twenty years of investment experience. Prior to joining Amundi Pioneer, Mr. Shulkin spent five years at MAST Capital Management as an analyst focusing on the paper and forest products, packaging and homebuilding sectors. Previously, Mr. Shulkin was a credit analyst at Tisbury Capital and a member of the high yield team at Putnam Investments. Mr. Shulkin has served as a portfolio manager of the portfolio since 2017.






                                                                   30522-00-1017
                                (Copyright)2017 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                 October 1, 2017


                        PIONEER HIGH YIELD VCT PORTFOLIO


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2017


PORTFOLIO SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Tracy Wright (lead portfolio manager), Senior
                       Vice President of Amundi Pioneer (portfolio
                       manager of the portfolio since 2007); Andrew
                       Feltus, Co-Director of High Yield and Senior Vice
                       President of Amundi Pioneer (portfolio manager
                       of the portfolio since 2007); and Matthew
                       Shulkin, Vice President of Amundi Pioneer
                       (portfolio manager of the portfolio since 2017)




                                                                   30521-00-1017
                                (Copyright)2017 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC